Stockholders' Equity (Deficit) - Schedule of Common Stock Warrant Activity (Details) (10-K) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding, beginning		146,358
Warrants outstanding, ending		863,084	146,358
Weighted average exercise price outstanding, beginning		$ 59.04	$ 0.00
Weighted average exercise price outstanding, ending		$ 6.00	$ 59.04
Weighted Average Remaining Contractual Life (years)		2 years 6 months 4 days	4 years 6 months
Acquired H1 Warrants [Member]
Warrants acquired		50,744
Weighted average exercise price acquired		$ 29.04
Weighted Average Remaining Contractual Life (years)		1 year 6 months 18 days
Acquired H3 Warrants [Member]
Warrants acquired		14,001
Weighted average exercise price acquired		$ 33.12
Weighted Average Remaining Contractual Life (years)		3 years 3 months
Retired Merger Warrants [Member]
Warrants retired		(146,358)
Weighted average exercise price Retired		$ 59.04
Granted H4 warrants [Member]
Warrants granted		447,383
Weighted average exercise price granted		$ 3.60
Weighted Average Remaining Contractual Life (years)		4 years 2 months 5 days
Granted I warrants [Member]
Warrants granted		73,178
Weighted average exercise price granted		$ 13.80
Weighted Average Remaining Contractual Life (years)		2 years 3 months 18 days
Granted Reload warrants [Member]
Warrants granted		260,116
Weighted average exercise price granted		$ 6.00
Weighted Average Remaining Contractual Life (years)		2 years 7 months 6 days
Granted K warrants [Member]
Warrants granted		277,778
Weighted average exercise price granted		$ 0.06
Weighted Average Remaining Contractual Life (years)	[1]	0 years
Exercised H-4 warrants [Member]
Warrants granted		(260,116)
Weighted average exercise price granted		$ 3.60
Granted Merger Warrants [Member]
Warrants outstanding, beginning		146,358
Warrants acquired			146,358
Warrants outstanding, ending			146,358
Weighted average exercise price granted			$ 59.04
Weighted Average Remaining Contractual Life (years)			4 years 6 months

[1]	The Series K warrants do not have an expiration date.